ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of period		¥ (15,973)
Foreign currency translation adjustment	$ 428	2,793	¥ 2,978	¥ 797
Balance, end of period	452	2,948	(15,973)
Accumulated Other Comprehensive (Loss) Income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of period		2,110	87
Fair value change relating to Company's own credit risk on convertible loan		(108)	(955)
Foreign currency translation adjustment		2,793	2,978	797
Balance, end of period	735	4,795	2,110	87
Foreign currency translation adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of period		2,002	(976)
Foreign currency translation adjustment		2,793	2,978
Balance, end of period	$ 735	4,795	2,002	(976)
Fair value change
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of period		108	1,063
Fair value change relating to Company's own credit risk on convertible loan		¥ (108)	(955)
Balance, end of period			¥ 108	¥ 1,063